JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

October 3, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds listed on Appendix A do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amended No. 563 (Amended No. 564 under the Investment Company Act of 1940) filed electronically on September 29, 2018.

If you have any questions, please call the undersigned at 212-648-1782.

Sincerely,

/s/ Pamela L. Woodley
Pamela L. Woodley
Assistant Secretary

October 3, 2018	JPMorgan Trust I

Appendix A

J.P. Morgan International Equity Funds

JPMorgan Tax Aware Equity Fund

JPMorgan California Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

JPMorgan Global Allocation Fund

JPMorgan Equity Focus Fund